Derivatives and Hedging Activities (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Derivatives, Fair Value [Line Items]
Gain (loss) on derivative instrument	$ 2,100	$ 4,900
Notional amount	69,137	106,004
Foreign Exchange Contract [Member] | Cash Flow Hedge [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Notional amount	$ 15,900	$ 16,400